Concentration of risks (Tables)	12 Months Ended
Jun. 30, 2023
Concentration of risks
Summary of concentration risks

	For the years ended June 30,
	2023	2022	2021
Amount of the Company’s purchases
Supplier A	$504,822	$126,621	—
Supplier B	$4,870,146	—	—